Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Dates
28-Feb-2023
Actual/360 Days
28
30/360 Days
30
15-Mar-2023
15-Mar-2023
Collection Period No.
33
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Feb-2023
13-Mar-2023
14-Mar-2023
15-Mar-2023
15-Feb-2023
15-Feb-2023
Summary
Beginning
Balance
0.00
0.00
93,952,478.67
80,020,000.00
Principal
Payment
0.00
0.00
11,487,433.27
0.00
Ending
Balance
0.00
0.00
82,465,045.40
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
32.671881
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.234542
1.000000
173,972,478.67
162,485,045.40
1
1,487,433.27
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
201,183,625.74
6,055,003.32
207,238,629.06
27,211,147.07
189,696,192.47
5,624,911.26
195,321,103.73
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
43,061.55
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.122473
0.641667
Interest & Principal
Payment
0.00
0.00
11,530,494.82
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
32.794354
0.641667
$1
1,581,840.99
T
otal
$94,407.72

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
12,695,280.97
0.00
12,695,280.97
11,670,332.48
695,975.33
120,186.34
63,583.45
94,028.55
0.00
51,174.82
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
172,698.86
0.00
0.00
94,407.72
0.00
0.00
11,487,433.27
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
12,695,280.97
940,741.12
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
172,698.86
0.00
0.00
0.00
172,698.86
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
94,407.72
0.00
0.00
43,061.55
51,346.17
0.00
0.00
0.00
0.00
0.00
94,407.72
0.00
0.00
43,061.55
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
94,407.72
94,407.72
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
11,487,433.27
0.00
0.00
0.00
11,487,433.27
Aggregate Principal Distributabl
e
Amount
11,487,433.27
11,487,433.27
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,773.47
35,401.35
51,174.82
5,442,229.41
0.00
15,773.47
15,773.47
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Pool Statistics
Pool Data
4.04%
26.24
42.34
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
207,238,629.06
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
195,321,103.73
12,779
13,190
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
8,460,950.52
3,209,381.96
93,915.51
153,277.34
Pool Factor
17.37%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
12,779
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.38%
0.48%
0.12%
0.02%
100.00%
194,108,240.52
944,136.88
229,614.44
39,111.89
195,321,103.73
12,725
40
10
4
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.138%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,734.33
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
(0.125%)
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,040,501.37
(29,515.22)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
11
303
Losses
(1)
Amount
153,277.34
120,115.84
62,676.72
Number of Receivables
Number of Receivables
Amount
9,423,580.66
3,472,781.92
3,910,297.37
Current
Cumulative
0.181%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.176%)
(0.032%)
(0.042%)
(0.250%)